HSBC Holdings statement of cash flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Face Statements [Line Items]
Profit before tax		$ 17,528		$ 18,906		$ 8,777
Adjustments for non-cash items:
– depreciation, amortisation and impairment/expected credit losses		3,873		4,286		5,241
– share-based payment expense		400		467		433
– other non-cash items included in profit before tax		(1,084)		510		(906)
Change in net trading securities and derivatives		20,181		(9,226)		13,150
Change in other assets		(10,771)		19,899		(19,610)
Change in debt securities in issue		12,518		(16,936)		(9,075)
Change in financial liabilities designated at fair value		(13,647)		(11,425)		(6,630)
Change in other liabilities		15,978		(10,935)		20,323
Tax paid		(2,776)		(3,077)		(4,259)
Net cash from operating activities		26,434		104,312		182,220
Cash flows from (used in) investing activities [abstract]
Purchase of financial investments		(520,600)		(493,042)		(496,669)
Proceeds from the sale and maturity of financial investments		495,049		521,190		476,990
Net investment in intangible assets		(3,125)		(2,479)		(2,064)
Net cash from investing activities		(34,480)		27,536		(22,430)
Cash flows from (used in) financing activities [abstract]
Issue of ordinary share capital and other equity instruments		0		1,996		1,497
Redemption of preference shares and other equity instruments		(2,266)		(3,450)		(398)
Cancellation of shares		(2,285)		(707)		0
Subordinated loan capital issued		7,300		0		0
Subordinated loan capital repaid	[1]	(1,777)		(864)		(3,538)
Net cash from financing activities		(6,286)		(10,794)		(4,643)
Net increase/(decrease) in cash and cash equivalents		(14,332)		121,054		155,147
Cash and cash equivalents at 1 Jan		574,032	[2]	468,323	[2]	293,742
Cash and cash equivalents at 31 Dec	[2]	521,671		574,032		468,323
Cash and cash equivalents comprise:
– loans and advances to banks of one month or less		72,295		55,705		51,788
HSBC Holdings
Disclosure Of Face Statements [Line Items]
Profit before tax		9,280		10,491		4,250
Adjustments for non-cash items:
Adjustments for non-cash items		(2,500)		(2,954)		442
– depreciation, amortisation and impairment/expected credit losses		(2,428)		(2,976)		87
– share-based payment expense		1		2		1
– other non-cash items included in profit before tax		(73)		20		354
Change in loans to HSBC undertakings		(1,657)		3,364		(327)
Change in financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value		(914)		(4,409)		(3,289)
Change in net trading securities and derivatives		4,712		47		(1,657)
Change in other assets		51		(226)		(633)
Change in financial investments		196		20		449
Change in debt securities in issue		(5,625)		(2,833)		3,063
Change in financial liabilities designated at fair value		(4,755)		(1,396)		1,258
Change in other liabilities		(3,394)		(691)		1,366
Tax paid		215		32		270
Net cash from operating activities		(4,391)		1,445		5,192
Cash flows from (used in) investing activities [abstract]
Purchase of financial investments		(21,481)		(16,966)		(11,652)
Proceeds from the sale and maturity of financial investments		17,165		16,074		9,342
Net cash outflow from acquisition of or increase in stake of subsidiaries		(5,696)		(1,337)		(2,558)
Repayment of capital from subsidiaries		3,860		2,000		1,516
Net investment in intangible assets		(39)		(26)		(33)
Net cash from investing activities		(6,191)		(255)		(3,385)
Cash flows from (used in) financing activities [abstract]
Issue of ordinary share capital and other equity instruments		67		2,334		1,846
Redemption of preference shares and other equity instruments		(2,266)		(3,450)		0
Purchase of treasury shares		(438)		(28)		0
Cancellation of shares		(2,298)		(707)		0
Subordinated loan capital issued		7,300		0		0
Subordinated loan capital repaid		0		0		(1,500)
Debt securities issued		18,076		19,379		15,951
Debt securities repaid		(10,094)		(5,569)		(16,577)
Dividends paid on ordinary shares		(5,330)		(4,480)		0
Dividends paid to holders of other equity instruments		(1,214)		(1,310)		(1,331)
Net cash from financing activities		3,803		6,169		(1,611)
Net increase/(decrease) in cash and cash equivalents		(6,779)		7,359		196
Cash and cash equivalents at 1 Jan		13,535		6,176		5,980
Cash and cash equivalents at 31 Dec		6,756		13,535		6,176
Cash and cash equivalents comprise:
– cash at bank with HSBC undertakings		3,210		2,590		2,913
– loans and advances to banks of one month or less		3,544		93		249
– treasury and other eligible bills		$ 2		$ 10,852		$ 3,014

[1]	Subordinated liabilities changes during the year are attributable to repayments of $(1.8)bn (2021: $(0.9)bn; 2020: $(3.5)bn) of securities. Non-cash changes during the year included foreign exchange gains/(losses) of $(1.1)bn (2021: $(0.3)bn; 2020: $0.5bn) and fair value gains/(losses) of $(3.1)bn (2021: $(1.0)bn; 2020: $1.1bn).
[2]	At 31 December 2022, $59.3bn (2021: $33.6bn; 2020: $41.9bn) was not available for use by HSBC, due to a range of restrictions, including currency exchange and other restrictions, of which $22.1bn (2021: $15.4bn; 2020: $16.9bn) related to mandatory deposits at central banks.